Leases - Gross Investment in Lease, Unearned Finance Income, Present Value of Minimum Lease Payments Receivable and Unguaranteed Residual Values Under Finance Leases (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment in the lease	¥ 381,195	¥ 394,772
Unearned finance income	82,956	117,826
Present value of the minimum lease payments receivable	298,239	276,946
Unguaranteed residual values	26,316	30,965
Not later than one year [member]
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment in the lease	96,610	38,510
Unearned finance income	15,326	14,944
Present value of the minimum lease payments receivable	81,284	23,566
Unguaranteed residual values	1,470	862
Later than one year and not later than two years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment in the lease	76,635	30,015
Unearned finance income	9,770	9,813
Present value of the minimum lease payments receivable	66,865	20,202
Unguaranteed residual values	6,349	2,413
Later than two years and not later than three years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment in the lease	28,625	65,669
Unearned finance income	6,640	10,064
Present value of the minimum lease payments receivable	21,985	55,605
Unguaranteed residual values	4,743	5,975
Later than three years and not later than four years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment in the lease	24,469	25,616
Unearned finance income	6,214	8,536
Present value of the minimum lease payments receivable	18,255	17,080
Unguaranteed residual values	2,534	6,111
Later than four years and not later than five years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment in the lease	14,577	21,687
Unearned finance income	5,046	7,519
Present value of the minimum lease payments receivable	9,531	14,168
Unguaranteed residual values	9,268	4,158
Later than five years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment in the lease	140,279	213,275
Unearned finance income	39,960	66,950
Present value of the minimum lease payments receivable	100,319	146,325
Unguaranteed residual values	¥ 1,952	¥ 11,446